Quarterly Holdings Report
for
Fidelity® Real Estate High Income Fund
February 28, 2025
REHI-NPRT1-0425
1.814099.120
Asset-Backed Securities - 3.4%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Capital Trust RE CDO Ltd Series 2005-1A Class D, CME Term SOFR 1 month Index + 1.6145%, 5.9132% 3/20/2050 (b)(c)(d)(e)	750,000	0
Capital Trust RE CDO Ltd Series 2005-1A Class E, CME Term SOFR 1 month Index + 2.2145%, 6.5132% 3/20/2050 (b)(c)(d)(e)	2,670,000	0
Crest Clarendon Street Ltd Series 2002, 3 month U.S. LIBOR + 0.47%, 6.0632% 12/28/2035 (b)(c)(d)(e)	3,000,000	0
CREST Ltd Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.69%, 8.9627% (b)(c)(d)(e)(f)	3,078,262	0
Taberna Preferred Funding VI Ltd Series 2006-6A Class F1, CME Term SOFR 3 month Index + 4.7616%, 9.0647% (b)(c)(d)(e)(f)	7,298,130	2
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		2
UNITED STATES - 3.4%
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/2052 (b)(d)(e)(g)	2,472,783	25
Blue Stream Issuer LLC Series 2024-1A Class C, 8.71% 11/20/2054 (b)	1,750,000	1,828,520
Cldcd Series 2024-2A Class A2, 5.923% 11/22/2049 (b)	1,466,000	1,492,363
Home Partners of America Trust Series 2019-2 Class F, 3.866% 10/19/2039 (b)	2,019,452	1,880,978
Home Partners of America Trust Series 2021-1 Class F, 3.325% 9/17/2041 (b)	868,991	734,586
Home Partners of America Trust Series 2021-2 Class G, 4.505% 12/17/2026 (b)	5,315,024	5,107,656
Home Partners of America Trust Series 2021-3 Class F, 4.242% 1/17/2041 (b)	1,200,879	1,078,563
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class A2, 4.992% 9/15/2049 (b)	593,000	585,415
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class B, 5.775% 9/15/2049 (b)	1,345,000	1,339,124
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class F, 3.4771% 9/15/2039 (b)(d)	3,206,000	2,597,067
Switch Abs Issuer LLC Series 2024-1A Class B, 6.5% 3/25/2054 (b)	1,250,000	1,261,149
Switch Abs Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (b)	1,975,000	2,072,100
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/2038 (b)	672,000	650,586
VB-S1 Issuer LLC Series 2024-1A Class D, 6.644% 5/15/2054 (b)	1,800,000	1,848,129
VB-S1 Issuer LLC Series 2024-1A Class F, 8.871% 5/15/2054 (b)	3,649,000	3,845,277
TOTAL UNITED STATES		26,321,538
TOTAL ASSET-BACKED SECURITIES (Cost $36,421,960)		26,321,540

Bank Loan Obligations - 0.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.7%
Financials - 0.7%
Financial Services - 0.7%
Agellan Portfolio 9% 8/7/2025 (e)(h)	908,000	908,000
MHP Commercial Mortgage Trust U.S. SOFR Index + 5%, 9.3185% 1/9/2026 (c)(d)(e)(h)	4,558,038	4,398,506

TOTAL BANK LOAN OBLIGATIONS (Cost $5,466,038)		5,306,506

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Fannie Mae Guaranteed REMICS Series 2002-W1 Class 3B3, 3.6868% 2/25/2042 (b)(d)(e)	18,840	8,178
Fannie Mae Guaranteed REMICS Series 2002-W6 Class 3B4, 4.5386% 1/25/2042 (b)(d)(e)	15,738	2,844
Fannie Mae Guaranteed REMICS Series 2003-W10 Class 2B4, 3.9831% 6/25/2043 (b)(d)(e)	65,508	18,861
Fannie Mae Guaranteed REMICS Series 2003-W10 Class 2B5, 3.9831% 6/25/2043 (b)(d)(e)	6,900	415
TOTAL UNITED STATES		30,298
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $24,263)		30,298

Commercial Mortgage Securities - 86.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 86.6%
Ares Trust Series 2024-IND2 Class F, CME Term SOFR 1 month Index + 4.039%, 8.3509% 10/15/2034 (b)(c)(d)	2,155,000	2,160,097
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class B, 3.79% 7/15/2049	3,085,000	3,001,658
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C, 4.8231% 7/15/2049 (d)	2,418,000	2,343,940
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class D, 3% 7/15/2049 (b)	726,000	648,200
BANK Series 2017-BNK4 Class D, 3.357% 5/15/2050 (b)	2,308,000	1,675,319
BANK Series 2017-BNK8 Class E, 2.8% 11/15/2050 (b)	2,625,000	1,171,114
BANK Series 2018-BN10 Class B, 4.078% 2/15/2061 (d)	1,035,000	989,551
BANK Series 2018-BN10 Class C, 4.163% 2/15/2061 (d)	2,936,000	2,775,092
BANK Series 2019-BN22 Class D, 2.5% 11/15/2062 (b)	2,465,000	1,924,189
BANK Series 2020-BN27 Class D, 2.5% 4/15/2063 (b)	921,000	662,064
BANK Series 2020-BN28 Class AS, 2.14% 3/15/2063	717,000	611,124
BANK Series 2020-BN28 Class E, 2.5% 3/15/2063 (b)	903,000	645,888
BANK Series 2020-BN30 Class MCDG, 2.9182% 12/15/2053 (d)	3,921,000	1,963,998
BANK Series 2021-BN33 Class B, 2.893% 5/15/2064	903,000	768,977
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	2,650,000	2,263,037
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	1,895,000	1,677,249
BANK Series 2022-BNK42 Class A5, 4.493% 6/15/2055 (d)	2,326,000	2,240,003
BANK Series 2022-BNK42 Class D, 2.5% 6/15/2055 (b)	1,664,000	1,229,329
BANK Series 2022-BNK42 Class E, 2.5% 6/15/2055 (b)	1,302,000	903,761
BANK Series 2022-BNK43 Class D, 3% 8/15/2055 (b)	2,614,000	1,964,744
BANK Series 2022-BNK44 Class AS, 5.7442% 11/15/2055 (d)	1,225,000	1,269,757
BANK Series 2022-BNK44 Class C, 5.7442% 11/15/2055 (d)	2,840,000	2,852,316
BANK Series 2023-BNK45 Class B, 6.148% 2/15/2056 (d)	1,330,000	1,374,275
BANK Series 2023-BNK46 Class A4, 5.745% 8/15/2056	2,458,000	2,581,490
BANK Series 2023-BNK46 Class B, 6.7739% 8/15/2056 (d)	1,675,000	1,817,403
BANK5 Series 2024-5YR11 Class C, 6.3221% 11/15/2057 (d)	1,250,000	1,288,426
BANK5 Series 2024-5YR12 Class C, 6.3029% 12/15/2057 (d)	1,516,000	1,557,853
BBCMS Mortgage Trust Series 2016-ETC Class D, 3.6089% 8/14/2036 (b)(d)	1,749,000	1,571,966
BBCMS Mortgage Trust Series 2019-C5 Class D, 2.5% 11/15/2052 (b)	726,000	583,474
BBCMS Mortgage Trust Series 2020-C7 Class B, 3.152% 4/15/2053	853,000	731,594
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.5934% 4/15/2053 (d)	860,000	713,146
BBCMS Mortgage Trust Series 2020-C8 Class E, 2.25% 10/15/2053 (b)	3,013,000	1,921,408
BBCMS Mortgage Trust Series 2022-C14 Class A5, 2.946% 2/15/2055 (d)	3,302,000	2,911,396
BBCMS Mortgage Trust Series 2022-C15 Class A5, 3.662% 4/15/2055	3,015,000	2,758,827
BBCMS Mortgage Trust Series 2022-C16 Class A5, 4.6% 6/15/2055	4,573,000	4,484,631
BBCMS Mortgage Trust Series 2022-C17 Class A5, 4.441% 9/15/2055	2,719,000	2,647,531
BBCMS Mortgage Trust Series 2022-C17 Class B, 4.889% 9/15/2055	1,491,000	1,406,934
BBCMS Mortgage Trust Series 2022-C17 Class D, 2.5% 9/15/2055 (b)	1,200,000	876,151
BBCMS Mortgage Trust Series 2022-C18 Class A5, 5.71% 12/15/2055	3,150,000	3,312,716
BBCMS Mortgage Trust Series 2022-C18 Class B, 6.151% 12/15/2055 (d)	1,890,000	1,984,511
BBCMS Mortgage Trust Series 2023-C19 Class A5, 5.451% 4/15/2056	2,015,000	2,079,919
BBCMS Mortgage Trust Series 2023-C20 Class A5, 5.576% 7/15/2056	1,690,000	1,760,607
BBCMS Mortgage Trust Series 2023-C21 Class AS, 6.2965% 9/15/2056 (d)	1,196,000	1,280,853
BBCMS Mortgage Trust Series 2023-C21 Class C, 6.2965% 9/15/2056 (d)	1,789,000	1,851,964
BBCMS Mortgage Trust Series 2023-C22 Class C, 7.1269% 11/15/2056 (d)	1,778,000	1,877,061
BBCMS Mortgage Trust Series 2024-C24 Class B, 5.718% 2/15/2057	681,000	697,279
BBCMS Mortgage Trust Series 2024-C26 Class C, 6% 5/15/2057	475,000	481,398
BBCMS Mortgage Trust Series 2024-C30 Class C, 5.98% 11/15/2057	1,313,000	1,340,508
BBCMS Mortgage Trust Series 2025-5C33 Class C, 5.981% 3/15/2058	1,063,000	1,075,863
BBCMS Mortgage Trust Series 2025-5C33 Class D, 6.8473% 3/15/2058 (b)(d)	1,575,000	1,560,335
BBCMS Mortgage Trust Series 2025-C32 Class C, 6.125% 2/15/2062 (d)	2,732,000	2,833,101
BBCMS Mortgage Trust Series 2025-C32 Class D, 4.5% 2/15/2062 (b)	790,000	675,607
Benchmark Mortgage Trust Series 2018-B7 Class D, 3% 5/15/2053 (b)(d)	833,000	641,067
Benchmark Mortgage Trust Series 2019-B12 Class B, 3.5702% 8/15/2052	1,186,000	1,049,161
Benchmark Mortgage Trust Series 2019-B14 Class 225D, 3.2943% 12/15/2062 (b)(d)	1,680,000	41,260
Benchmark Mortgage Trust Series 2019-B14 Class 225E, 3.2943% 12/15/2062 (b)(d)	1,132,000	13,408
Benchmark Mortgage Trust Series 2020-B18 Class AGNG, 4.3885% 7/15/2053 (b)(d)	4,074,000	3,900,192
Benchmark Mortgage Trust Series 2020-B18 Class D, 2.25% 7/15/2053 (b)(e)	1,500,000	853,803
Benchmark Mortgage Trust Series 2020-B21 Class AS, 2.2543% 12/17/2053	662,000	562,157
Benchmark Mortgage Trust Series 2020-B21 Class D, 2% 12/17/2053 (b)(e)	1,638,000	1,105,562
Benchmark Mortgage Trust Series 2020-IG3 Class 825E, 3.0763% 9/15/2048 (b)(d)	3,049,000	2,391,798
Benchmark Mortgage Trust Series 2021-B25 Class 300D, 2.9942% 4/15/2054 (b)(d)(e)	6,055,000	3,088,536
Benchmark Mortgage Trust Series 2021-B25 Class 300E, 2.9942% 4/15/2054 (b)(d)(e)	1,113,000	430,732
Benchmark Mortgage Trust Series 2021-B29 Class A5, 2.3879% 9/15/2054	2,055,000	1,764,811
Benchmark Mortgage Trust Series 2022-B33 Class A5, 3.4582% 3/15/2055	2,477,000	2,237,034
Benchmark Mortgage Trust Series 2022-B35 Class D, 2.5% 5/15/2055 (b)	3,003,000	2,002,647
Benchmark Mortgage Trust Series 2022-B36 Class AS, 4.9505% 7/15/2055	1,190,000	1,162,091
Benchmark Mortgage Trust Series 2022-B36 Class D, 2.5% 7/15/2055 (b)	1,872,000	1,300,918
Benchmark Mortgage Trust Series 2022-B37 Class B, 5.7502% 11/15/2055 (d)	980,000	996,093
Benchmark Mortgage Trust Series 2022-B37 Class C, 5.7502% 11/15/2055 (d)	2,090,000	1,924,126
Benchmark Mortgage Trust Series 2023-B38 Class B, 6.2445% 4/15/2056 (d)	1,351,000	1,433,220
Benchmark Mortgage Trust Series 2023-B39 Class A5, 5.7536% 7/15/2056	2,714,000	2,857,955
Benchmark Mortgage Trust Series 2023-B39 Class C, 6.5736% 7/15/2056 (d)	1,859,000	1,919,782
Benchmark Mortgage Trust Series 2024-V11 Class C, 6.295% 11/15/2057	2,621,000	2,704,339
BFLD Commercial Mortgage Trust Series 2024-UNIV Class D, CME Term SOFR 1 month Index + 2.6909%, 7.0028% 11/15/2041 (b)(c)(d)	1,000,000	1,002,499
BFLD Commercial Mortgage Trust Series 2024-UNIV Class E, CME Term SOFR 1 month Index + 3.6395%, 7.9514% 11/15/2041 (b)(c)(d)	3,174,000	3,183,917
BFLD Trust Series 2024-WRHS Class E, CME Term SOFR 1 month Index + 3.6889%, 8.0008% 8/15/2026 (b)(c)(d)	1,714,945	1,727,834
BMO Mortgage Trust Series 2022-C1 Class 360D, 3.9387% 2/17/2055 (b)(d)	1,638,000	1,263,086
BMO Mortgage Trust Series 2022-C1 Class 360E, 3.9387% 2/17/2055 (b)(d)(e)	1,970,000	1,472,281
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	3,142,000	2,848,607
BMO Mortgage Trust Series 2023-C4 Class B, 5.3957% 2/15/2056 (d)	1,186,000	1,204,178
BMO Mortgage Trust Series 2023-C4 Class C, 5.8628% 2/15/2056 (d)	2,468,000	2,535,169
BMO Mortgage Trust Series 2023-C5 Class A5, 5.7653% 6/15/2056	1,463,000	1,539,245
BMO Mortgage Trust Series 2024-C10 Class C, 5.979% 11/15/2057 (d)	1,039,000	1,055,342
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.3894% 11/5/2039 (b)(d)	1,858,000	1,902,833
BPR Commercial Mortgage Trust Series 2024-PARK Class D, 7.2343% 11/5/2039 (b)(d)	2,536,000	2,637,762
BPR Trust Series 2024-PMDW Class B, 5.85% 11/5/2041 (b)(d)	1,314,000	1,341,858
BPR Trust Series 2024-PMDW Class E, 5.85% 11/5/2041 (b)(d)	766,000	708,417
Bx Coml Mtg Tr 2023-Vlt3 Series 2023-VLT3 Class C, CME Term SOFR 1 month Index + 3.438%, 7.7499% 11/15/2028 (b)(c)(d)	1,000,000	988,816
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class D, 3.5488% 3/11/2044 (b)(d)	9,422,000	8,500,853
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class E, 3.5488% 3/11/2044 (b)(d)	9,936,000	8,857,718
BX Commercial Mortgage Trust 2024-KING Series 2024-KING Class E, CME Term SOFR 1 month Index + 3.688%, 7.9998% 5/15/2034 (b)(c)(d)	7,886,180	7,915,746
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class E, CME Term SOFR 1 month Index + 3.6884%, 8.0002% 3/15/2041 (b)(c)(d)	4,603,680	4,589,274
BX Commercial Mortgage Trust Series 2021-CIP Class E, CME Term SOFR 1 month Index + 2.9345%, 7.2465% 12/15/2038 (b)(c)(d)	3,977,875	3,962,958
BX Commercial Mortgage Trust Series 2021-CIP Class F, CME Term SOFR 1 month Index + 3.3335%, 7.6455% 12/15/2038 (b)(c)(d)	2,290,347	2,280,327
BX Commercial Mortgage Trust Series 2021-MC Class G, CME Term SOFR 1 month Index + 3.2013%, 7.5133% 4/15/2034 (b)(c)(d)	1,572,000	1,386,277
BX Commercial Mortgage Trust Series 2021-PAC Class G, CME Term SOFR 1 month Index + 3.0606%, 7.3726% 10/15/2036 (b)(c)(d)	3,192,000	3,151,179
BX Commercial Mortgage Trust Series 2021-SOAR Class G, CME Term SOFR 1 month Index + 2.9145%, 7.2265% 6/15/2038 (b)(c)(d)	3,857,646	3,822,994
BX Commercial Mortgage Trust Series 2021-SOAR Class J, CME Term SOFR 1 month Index + 3.8645%, 8.1765% 6/15/2038 (b)(c)(d)	2,630,213	2,603,501
BX Commercial Mortgage Trust Series 2021-VINO Class F, CME Term SOFR 1 month Index + 2.9168%, 7.2288% 5/15/2038 (b)(c)(d)	7,020,300	7,013,718
BX Commercial Mortgage Trust Series 2021-VINO Class G, CME Term SOFR 1 month Index + 4.0668%, 8.3788% 5/15/2038 (b)(c)(d)	3,495,800	3,488,994
BX Commercial Mortgage Trust Series 2022-LP2 Class F, CME Term SOFR 1 month Index + 3.2578%, 7.5697% 2/15/2039 (b)(c)(d)	1,925,000	1,919,586
BX Commercial Mortgage Trust Series 2022-LP2 Class G, CME Term SOFR 1 month Index + 4.1058%, 8.4177% 2/15/2039 (b)(c)(d)	1,213,800	1,211,543
BX Commercial Mortgage Trust Series 2024-GPA2 Class E, CME Term SOFR 1 month Index + 3.5395%, 7.8514% 11/15/2041 (b)(c)(d)	1,875,000	1,861,033
BX Commercial Mortgage Trust Series 2024-MDHS Class E, CME Term SOFR 1 month Index + 3.6883%, 8.0002% 5/15/2041 (b)(c)(d)	2,538,261	2,534,511
BX Commercial Mortgage Trust Series 2024-VLT5 Class A, 5.5908% 11/13/2046 (b)(d)	2,180,000	2,206,336
BX Commercial Mortgage Trust Series 2024-VLT5 Class B, 5.9949% 11/13/2046 (b)(d)	535,000	545,489
BX Commercial Mortgage Trust Series 2024-VLT5 Class C, 6.3984% 11/13/2046 (b)(d)	2,016,000	2,040,880
BX Commercial Mortgage Trust Series 2024-VLT5 Class E, 8.1339% 11/13/2046 (b)(d)	7,158,000	7,707,925
BX Commercial Mortgage Trust Series 2024-WPT Class E, CME Term SOFR 1 month Index + 3.5884%, 7.9003% 3/15/2034 (b)(c)(d)	1,775,000	1,784,474
BX Trust 2019-OC11 Series 2019-OC11 Class E, 3.944% 12/9/2041 (b)(d)	14,678,000	13,456,912
BX Trust 2024 VLT4 Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 7.2013% 7/15/2029 (b)(c)(d)	2,820,000	2,807,663
BX Trust 2024 VLT4 Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 8.2497% 7/15/2029 (b)(c)(d)	5,450,000	5,381,875
BX Trust Series 2021-ACNT Class G, CME Term SOFR 1 month Index + 3.4095%, 7.7215% 11/15/2038 (b)(c)(d)	2,523,887	2,500,904
BX Trust Series 2021-LBA Class FJV, CME Term SOFR 1 month Index + 2.5145%, 6.8265% 2/15/2036 (b)(c)(d)	458,000	449,349
BX Trust Series 2021-LBA Class GJV, CME Term SOFR 1 month Index + 3.1145%, 7.4265% 2/15/2036 (b)(c)(d)	1,033,000	996,581
BX Trust Series 2021-MFM1 Class F, CME Term SOFR 1 month Index + 3.1145%, 7.4265% 1/15/2034 (b)(c)(d)	583,800	578,586
BX Trust Series 2021-MFM1 Class G, CME Term SOFR 1 month Index + 4.0145%, 8.3265% 1/15/2034 (b)(c)(d)	291,900	287,933
BX Trust Series 2021-VOLT Class F, CME Term SOFR 1 month Index + 2.5145%, 6.8263% 9/15/2036 (b)(c)(d)	3,227,000	3,202,797
BX Trust Series 2021-VOLT Class G, CME Term SOFR 1 month Index + 2.9645%, 7.2763% 9/15/2036 (b)(c)(d)	7,836,000	7,797,126
BX Trust Series 2022-LBA6 Class F, CME Term SOFR 1 month Index + 3.35%, 7.6619% 1/15/2039 (b)(c)(d)	4,315,000	4,303,577
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 7.6109% 1/15/2039 (b)(c)(d)	3,200,000	3,167,122
BX Trust Series 2024-CNYN Class E, CME Term SOFR 1 month Index + 3.6886%, 8.0005% 4/15/2041 (b)(c)(d)	3,770,807	3,752,838
BX Trust Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 7.252% 11/15/2041 (b)(c)(d)	1,024,125	1,024,445
BX Trust Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 8.2506% 11/15/2041 (b)(c)(d)	4,914,859	4,917,762
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 8.4999% 2/15/2039 (b)(c)(d)	1,944,019	1,938,376
BX Trust Series 2025-DIME Class E, 7.3103% 2/15/2035 (b)	3,267,000	3,254,480
BX Trust Series 2025-ROIC Class E, CME Term SOFR 1 month Index + 2.9413%, 7.2648% 3/15/2030 (b)(c)(d)	5,347,000	5,341,652
BX Trust Series 2025-VLT6 Class E, CME Term SOFR 1 month Index + 3.1907%, 7.5131% 3/15/2042 (b)(c)(d)	1,294,000	1,290,764
BX Trust Series 2025-VLT6 Class F, CME Term SOFR 1 month Index + 3.9397%, 8.262% 3/15/2042 (b)(c)(d)	3,413,000	3,400,201
BXP Trust Series 2021-601L Class E, 2.7755% 1/15/2044 (b)(d)	709,000	516,345
CAMB Commercial Mortgage Trust Series 2019-LIFE Class G, CME Term SOFR 1 month Index + 3.547%, 7.859% 12/15/2037 (b)(c)(d)	4,642,000	4,638,058
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/2050 (b)(e)	4,073,000	883,109
Citigroup Commercial Mortgage Trust Series 2020-420K Class D, 3.3118% 11/10/2042 (b)(d)	636,000	557,975
Citigroup Commercial Mortgage Trust Series 2020-420K Class E, 3.3118% 11/10/2042 (b)(d)	3,345,000	2,898,208
Citigroup Commercial Mortgage Trust Series 2022-GC48 Class D, 2.5% 6/15/2055 (b)	3,129,000	2,110,291
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class C, 6.3597% 7/10/2028 (b)(d)	1,204,000	1,232,388
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class D, 6.3597% 7/10/2028 (b)(d)	1,383,000	1,401,061
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class D, 5.8524% 10/12/2040 (b)(d)	2,611,000	2,604,894
COMM Mortgage Trust Series 2012-CR1 Class D, 5.1034% 5/15/2045 (b)(d)	1,775,664	1,590,256
COMM Mortgage Trust Series 2013-LC6 Class E, 3.5% 1/10/2046 (b)	2,840,000	2,532,892
COMM Mortgage Trust Series 2014-CR17 Class E, 4.8712% 5/10/2047 (b)(d)	589,000	444,819
COMM Mortgage Trust Series 2014-CR20 Class C, 4.7359% 11/10/2047 (d)	506,774	487,137
COMM Mortgage Trust Series 2015-DC1 Class B, 4.035% 2/10/2048 (d)	3,527,000	3,391,158
COMM Mortgage Trust Series 2015-DC1 Class C, 4.29% 2/10/2048 (d)	3,068,000	2,763,080
COMM Mortgage Trust Series 2015-LC19 Class B, 3.829% 2/10/2048	192,000	188,292
COMM Mortgage Trust Series 2015-LC19 Class C, 4.1219% 2/10/2048 (d)(e)	3,842,000	3,703,433
COMM Mortgage Trust Series 2017-CD4 Class C, 4.3497% 5/10/2050 (d)	1,920,000	1,758,323
COMM Mortgage Trust Series 2017-CD4 Class D, 3.3% 5/10/2050 (b)	356,070	297,810
COMM Mortgage Trust Series 2017-COR2 Class C, 4.5873% 9/10/2050 (d)	1,192,000	1,122,870
COMM Mortgage Trust Series 2017-COR2 Class D, 3% 9/10/2050 (b)	1,146,000	992,760
COMM Mortgage Trust Series 2018-HCLV Class G, CME Term SOFR 1 month Index + 5.3523%, 9.6643% 9/15/2033 (b)(c)(d)	1,487,000	29,831
Commercial Mortgage Trust Series 2016-CD2 Class D, 2.7369% 11/10/2049 (d)	1,680,000	406,348
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 8.2003% 8/15/2041 (b)(c)(d)	2,026,000	2,023,453
CPT Mortgage Trust Series 2019-CPT Class E, 2.9968% 11/13/2039 (b)(d)	2,205,000	1,773,329
CPT Mortgage Trust Series 2019-CPT Class F, 2.9968% 11/13/2039 (b)(d)	2,772,000	2,060,441
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class F, CME Term SOFR 1 month Index + 4.4314%, 8.7432% 6/15/2034 (b)(c)(e)	2,561,600	1,008,783
Credit Suisse Mortgage Trust Series 2021-BRIT Class A, CME Term SOFR 1 month Index + 3.5737%, 7.8857% 5/9/2025 (b)(c)(d)	3,038,314	2,958,596
CSAIL Commercial Mortgage Trust Series 2017-C8 Class C, 4.2593% 6/15/2050 (d)	3,060,000	2,662,326
CSAIL Commercial Mortgage Trust Series 2019-C18 Class AS, 3.3214% 12/15/2052	921,000	835,285
CSMC Trust Series 2019-UVIL Class E, 3.2833% 12/15/2041 (b)(d)	6,276,000	5,405,684
DBGS Mortgage Trust Series 2018-C1 Class C, 4.6378% 10/15/2051 (d)	777,000	670,685
DBGS Mortgage Trust Series 2019-1735 Class F, 4.1946% 4/10/2037 (b)(d)	1,000,000	629,526
DC Commercial Mortgage Trust Series 2023-DC Class D, 7.1405% 9/12/2040 (b)(d)	2,100,000	2,136,772
DC Office Trust Series 2019-MTC Class E, 3.072% 9/15/2045 (b)(d)	1,029,000	785,239
DK Trust Series 2024-SPBX Class E, CME Term SOFR 1 month Index + 4%, 8.3119% 3/15/2034 (b)(c)(d)	2,463,000	2,475,077
DTP Coml Mtg Trust Series 2023-STE2 Class D, 6.9552% 1/15/2041 (b)(d)	4,760,000	4,738,799
DTP Coml Mtg Trust Series 2023-STE2 Class E, 5.9685% 1/15/2041 (b)(d)	769,000	728,227
ELP Commercial Mortgage Trust Series 2021-ELP Class F, CME Term SOFR 1 month Index + 2.7815%, 7.0935% 11/15/2038 (b)(c)(d)	1,221,578	1,218,524
ELP Commercial Mortgage Trust Series 2021-ELP Class G, CME Term SOFR 1 month Index + 3.2305%, 7.5425% 11/15/2038 (b)(c)(d)	1,248,547	1,245,425
ELP Commercial Mortgage Trust Series 2021-ELP Class J, CME Term SOFR 1 month Index + 3.7294%, 8.0414% 11/15/2038 (b)(c)(d)	5,313,815	5,252,212
EQT Trust Series 2024-EXTR Class B, 1 month U.S. LIBOR + 0%, 5.6546% 7/5/2041 (b)(c)(d)	1,817,000	1,841,516
EQT Trust Series 2024-EXTR Class C, 6.0464% 7/5/2041 (b)(d)	1,535,000	1,553,191
EQT Trust Series 2024-EXTR Class D, 6.6819% 7/5/2041 (b)(d)	327,000	331,695
Extended Stay America Trust Series 2021-ESH Class F, CME Term SOFR 1 month Index + 3.8145%, 8.1265% 7/15/2038 (b)(c)(d)	3,217,000	3,225,035
Fontainebleau Miami Beach Beach Mtg Tr Series 2024-FBLU Class G, CME Term SOFR 1 month Index + 5.65%, 9.9619% 12/15/2039 (b)(c)(d)	3,198,000	3,223,980
FS Commercial Mortgage Trust Series 2023-4SZN Class D, 9.0801% 11/10/2039 (b)(d)	594,000	622,339
GS Mortgage Securities Trust Series 2010-C1 Class B, 5.148% 8/10/2043 (b)	20,616	20,592
GS Mortgage Securities Trust Series 2011-GC5 Class D, 5.1251% 8/10/2044 (b)(d)	1,929,752	1,372,348
GS Mortgage Securities Trust Series 2011-GC5 Class E, 5.1251% 8/10/2044 (b)(d)(e)	2,432,000	536,962
GS Mortgage Securities Trust Series 2011-GC5 Class F, 4.5% 8/10/2044 (b)(e)	4,308,000	12,924
GS Mortgage Securities Trust Series 2012-GCJ9 Class D, 4.6749% 11/10/2045 (b)(d)	3,385,943	3,081,397
GS Mortgage Securities Trust Series 2016-GS2 Class D, 2.753% 5/10/2049 (b)	2,058,050	1,880,734
GS Mortgage Securities Trust Series 2017-GS5 Class C, 4.299% 3/10/2050 (d)	2,499,000	1,536,884
GS Mortgage Securities Trust Series 2019-GC38 Class D, 3% 2/10/2052 (b)	1,667,000	1,341,500
GS Mortgage Securities Trust Series 2019-GC39 Class D, 3% 5/10/2052 (b)	2,830,000	2,087,051
GS Mortgage Securities Trust Series 2019-GC42 Class C, 3.6976% 9/10/2052 (d)	3,833,000	3,258,183
GS Mortgage Securities Trust Series 2019-GC42 Class D, 2.8% 9/10/2052 (b)	2,307,000	1,691,700
GS Mortgage Securities Trust Series 2020-GC45 Class SWD, 3.2185% 12/13/2039 (b)(d)	1,764,000	1,417,725
GS Mortgage Securities Trust Series 2020-GC47 Class D, 3.4525% 5/12/2053 (b)(d)	756,000	566,473
GS Mortgage Securities Trust Series 2023-SHIP Class E, 7.4336% 9/10/2038 (b)(d)	3,235,000	3,273,960
GS Mortgage Securities Trust Series 2024-RVR Class B, 5.7226% 8/10/2041 (b)(d)	939,000	942,437
Hilton USA Trust Series 2016-HHV Class E, 4.1935% 11/5/2038 (b)(d)	5,078,000	4,924,672
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (b)(d)	6,517,000	6,290,451
Home Partners of America Trust Series 2019-1 Class E, 3.604% 9/17/2039 (b)	1,240,068	1,170,339
Home Partners of America Trust Series 2019-1 Class F, 4.101% 9/17/2039 (b)	201,216	187,765
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/2035 (b)	2,943,000	2,762,146
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D, 3.7096% 1/15/2048 (b)(d)	2,250,000	1,923,750
JPMBB Commercial Mortgage Securities Trust Series 2015-C32 Class C, 4.7009% 11/15/2048 (d)(e)	1,500,000	628,889
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.3793% 12/15/2049 (b)(d)	2,418,000	1,715,443
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class D, 3.2563% 6/15/2051 (b)(d)	1,171,000	884,883
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class D, 2.5% 11/13/2052 (b)	1,354,000	629,240
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class D, 1.75% 5/13/2053 (b)(e)	1,535,000	796,196
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class E, 5.5373% 2/15/2046 (b)(d)(e)	3,008,000	1,564,190
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class G, 4.409% 2/15/2046 (b)(d)	1,082,000	105,917
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class H, 4.409% 2/15/2046 (b)(d)(e)	2,622,000	171,638
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class E, 4.6896% 6/15/2045 (b)(d)	2,680,155	2,411,079
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class F, 4% 6/15/2045 (b)(e)	3,743,000	3,082,742
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class G, 4% 6/15/2045 (b)(e)	4,129,000	2,283,988
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class D, 4.4168% 4/15/2046 (d)(e)	3,677,000	919,287
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class E, 3.25% 4/15/2046 (b)(d)	104,000	6,761
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class F, 3.25% 4/15/2046 (b)(d)	5,894,000	97,840
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D, 3.8046% 6/10/2027 (b)(d)(e)	3,213,000	8,081
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class E, 3.8046% 6/10/2027 (b)(d)(e)	4,232,000	10,423
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class F, 4.6132% 7/5/2031 (b)(d)	2,150,000	322,500
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class A, 3.3973% 6/5/2039 (b)	1,696,000	1,581,866
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class D, 3.7828% 6/5/2039 (b)(d)	984,000	880,813
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class E, 3.7828% 6/5/2039 (b)(d)	3,019,000	2,582,789
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class EFX, 3.972% 1/16/2037 (b)(e)	2,771,000	1,079,027
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class FFX, 4.6254% 1/16/2037 (b)(e)	2,388,000	572,404
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class GFX, 4.6882% 1/16/2037 (b)(d)	942,000	136,496
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-MHC Class E, CME Term SOFR 1 month Index + 2.8145%, 7.1265% 4/15/2038 (b)(c)(d)	2,015,000	2,013,741
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 3.3145%, 7.6265% 4/15/2038 (b)(c)(d)	1,716,000	1,714,927
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.7972% 10/5/2039 (b)(d)	3,234,000	3,164,875
KNDR Trust Series 2021-KIND Class C, CME Term SOFR 1 month Index + 1.8645%, 6.1845% 8/15/2038 (b)(c)(d)	532,626	525,635
KNDR Trust Series 2021-KIND Class D, CME Term SOFR 1 month Index + 2.4145%, 6.7345% 8/15/2038 (b)(c)(d)	2,020,408	1,997,679
KNDR Trust Series 2021-KIND Class F, CME Term SOFR 1 month Index + 4.0645%, 8.3845% 8/15/2038 (b)(c)(d)	4,435,575	4,366,064
KRE COML Mortgage Trust Series 2025-AIP4 Class E, CME Term SOFR 1 month Index + 3%, 7.3174% 3/15/2042 (b)(c)(d)	2,527,000	2,527,000
LBA Trust Series 2024-BOLT Class E, CME Term SOFR 1 month Index + 3.6881%, 8% 6/15/2039 (b)(c)(d)	1,000,000	999,375
LBA Trust Series 2024-BOLT Class F, CME Term SOFR 1 month Index + 4.437%, 8.7489% 6/15/2039 (b)(c)(d)	1,450,000	1,450,165
LV Trust Series 2024-SHOW Class C, 6.2763% 10/10/2041 (b)(d)	1,629,000	1,672,804
Market Mortgage Trust Series 2020-525M Class F, 2.9406% 2/12/2040 (b)(d)	1,976,000	1,178,664
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 7.0274% 4/15/2038 (b)(c)(d)	4,520,000	4,515,762
MHC Commercial Mortgage Trust Series 2021-MHC Class G, CME Term SOFR 1 month Index + 3.3154%, 7.6274% 4/15/2038 (b)(c)(d)	8,960,000	8,780,800
MHC Trust Series 2021-MHC2 Class F, CME Term SOFR 1 month Index + 2.5145%, 6.8265% 5/15/2038 (b)(c)(d)	754,400	748,742
MHP Commercial Mortgage Trust Series 2021-STOR Class G, CME Term SOFR 1 month Index + 2.8645%, 7.1765% 7/15/2038 (b)(c)(d)	4,235,000	4,224,413
MHP Commercial Mortgage Trust Series 2021-STOR Class J, CME Term SOFR 1 month Index + 4.0645%, 8.3765% 7/15/2038 (b)(c)(d)	1,847,000	1,837,468
MHP Commercial Mortgage Trust Series 2022-MHIL Class E, CME Term SOFR 1 month Index + 2.6106%, 6.9168% 1/15/2027 (b)(c)(d)	4,667,463	4,649,961
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 7.5711% 1/15/2027 (b)(c)(d)	2,979,154	2,967,982
MHP Commercial Mortgage Trust Series 2022-MHIL Class G, CME Term SOFR 1 month Index + 3.9575%, 8.2694% 1/15/2027 (b)(c)(d)	2,144,116	2,124,809
MIRA Trust Series 2023-MILE Class B, 7.2026% 6/10/2038 (b)	1,012,000	1,039,526
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class D, 4.4894% 11/15/2045 (b)(d)(e)	3,633,000	2,912,070
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class F, 4.4894% 11/15/2045 (b)(d)	1,575,000	212,988
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class D, 3.8047% 5/15/2046 (b)(d)	4,000,000	3,504,223
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class E, 3.8047% 5/15/2046 (b)(d)	1,594,370	1,366,136
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33 Class D, 3.356% 5/15/2050 (b)	2,932,000	2,544,584
Morgan Stanley Capital I Trust Series 2011-C2 Class D, 5.2113% 6/15/2044 (b)(d)	2,397,913	2,369,138
Morgan Stanley Capital I Trust Series 2011-C2 Class F, 5.2113% 6/15/2044 (b)(d)	3,015,000	1,814,126
Morgan Stanley Capital I Trust Series 2011-C3 Class E, 4.9419% 7/15/2049 (b)(d)	747,569	734,479
Morgan Stanley Capital I Trust Series 2011-C3 Class F, 4.9419% 7/15/2049 (b)(d)	984,000	923,354
Morgan Stanley Capital I Trust Series 2011-C3 Class G, 4.9419% 7/15/2049 (b)(d)	3,536,800	3,149,217
Morgan Stanley Capital I Trust Series 2012-C4 Class D, 5.3359% 3/15/2045 (b)(d)	635,221	626,950
Morgan Stanley Capital I Trust Series 2015-MS1 Class B, 4.0163% 5/15/2048 (d)	428,000	407,832
Morgan Stanley Capital I Trust Series 2015-MS1 Class C, 4.0163% 5/15/2048 (d)	1,973,000	1,776,236
Morgan Stanley Capital I Trust Series 2015-MS1 Class D, 4.0163% 5/15/2048 (b)(d)	2,150,000	1,634,584
Morgan Stanley Capital I Trust Series 2017-H1 Class B, 4.075% 6/15/2050	1,000,000	951,148
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	808,000	729,684
Morgan Stanley Capital I Trust Series 2017-H1 Class D, 2.546% 6/15/2050 (b)	5,262,000	4,100,258
Morgan Stanley Capital I Trust Series 2017-HR2 Class D, 2.73% 12/15/2050	5,150,000	4,528,803
Morgan Stanley Capital I Trust Series 2018-MP Class E, 4.276% 7/11/2040 (b)(d)	3,059,000	2,048,256
Morgan Stanley Capital I Trust Series 2020-CNP Class D, 2.4276% 4/5/2042 (b)(d)	1,043,000	784,604
Morgan Stanley Capital I Trust Series 2021-L5 Class A4, 2.728% 5/15/2054	3,744,000	3,292,253
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (b)	2,324,523	2,433,275
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (b)(d)	1,786,000	1,662,997
Morgan Stanley Capital I Trust Series 2024-NSTB Class C, 3.9477% 9/24/2057 (b)(d)	1,928,000	1,797,919
MSJP Series 2015-HAUL Class E, 4.851% 9/5/2047 (b)(d)	1,014,000	856,106
MSWF Commercial Mortgage Trust Series 2023-1 Class A5, 5.752% 5/15/2056	1,899,000	1,994,892
MSWF Commercial Mortgage Trust Series 2023-1 Class C, 6.6828% 5/15/2056 (d)	1,266,000	1,349,789
MSWF Commercial Mortgage Trust Series 2023-2 Class B, 6.8761% 12/15/2056 (d)	1,070,000	1,179,552
MSWF Commercial Mortgage Trust Series 2023-2 Class C, 7.0181% 12/15/2056 (d)	3,564,000	3,913,872
MSWF Commercial Mortgage Trust Series 2023-2 Class D, 4% 12/15/2056 (b)	351,000	289,214
Natixis Commercial Mortgage Securities Trust Series 2019-10K Class E, 4.1346% 5/15/2039 (b)(d)	2,293,000	2,044,152
Natixis Commercial Mortgage Securities Trust Series 2019-10K Class F, 4.1346% 5/15/2039 (b)(d)	3,014,000	2,551,552
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class AMZ2, 3.5% 1/15/2037 (b)(d)	1,754,950	1,163,549
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class AMZ3, 3.5% 1/15/2037 (b)(d)	822,675	461,282
Nxpt Coml Mtg Tr Series 2024-STOR Class E, 6.7033% 11/5/2041 (b)(d)	7,586,000	7,712,758
OPEN Trust Series 2023-AIR Class D, CME Term SOFR 1 month Index + 6.6838%, 10.9956% 11/15/2040 (b)(c)(d)	2,000,000	2,007,501
OPG Trust Series 2021-PORT Class J, CME Term SOFR 1 month Index + 3.4605%, 7.7725% 10/15/2036 (b)(c)(d)	1,438,450	1,434,840
PKHL Commercial Mortgage Trust Series 2021-MF Class F, CME Term SOFR 1 month Index + 3.4645%, 7.7765% 7/15/2038 (b)(c)(d)	2,225,000	1,364,952
PKHL Commercial Mortgage Trust Series 2021-MF Class NR, CME Term SOFR 1 month Index + 6.1145%, 10.4265% 7/15/2038 (b)(c)(d)(e)	631,000	328,680
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (b)	6,369,000	5,168,444
Prima Capital Ltd Series 2021-9A Class C, CME Term SOFR 1 month Index + 2.4645%, 6.7781% 12/15/2037 (b)(c)(d)	450,788	451,689
PRM5 Trust Series 2025-PRM5 Class D, 5.2495% 3/10/2033 (b)(d)	1,195,000	1,179,600
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (b)	1,032,301	1,059,342
ROCK Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (b)	3,610,000	3,832,208
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 8.5004% 11/15/2034 (b)(c)(d)	2,627,000	2,627,856
SELF Commercial Mortgage Trust Series 2024-STRG Class F, CME Term SOFR 1 month Index + 5.187%, 9.4989% 11/15/2034 (b)(c)(d)	2,189,000	2,189,566
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.7276% 3/15/2037 (b)(d)	3,855,000	3,130,260
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.9119% 10/15/2041 (b)(c)(d)	2,153,000	2,165,784
SHR Trust Series 2024-LXRY Class E, CME Term SOFR 1 month Index + 4.45%, 8.7619% 10/15/2041 (b)(c)(d)	1,216,000	1,223,220
SOHO Trust Series 2021-SOHO Class D, 2.6966% 8/10/2038 (b)(d)(e)	2,499,000	1,529,873
SREIT Trust Series 2021-IND Class G, CME Term SOFR 1 month Index + 3.3803%, 7.6923% 10/15/2038 (b)(c)(d)	3,339,000	3,282,561
SREIT Trust Series 2021-MFP Class G, CME Term SOFR 1 month Index + 3.0883%, 7.4001% 11/15/2038 (b)(c)(d)	5,378,595	5,381,030
SREIT Trust Series 2021-MFP2 Class G, CME Term SOFR 1 month Index + 3.082%, 7.394% 11/15/2036 (b)(c)(d)	3,024,000	2,963,803
SREIT Trust Series 2021-MFP2 Class J, CME Term SOFR 1 month Index + 4.03%, 8.342% 11/15/2036 (b)(c)(d)	1,803,000	1,775,954
SREIT Trust Series 2021-PALM Class G, CME Term SOFR 1 month Index + 3.7306%, 8.0426% 10/15/2034 (b)(c)(d)	2,015,000	1,994,735
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 7.977% 11/15/2036 (b)(c)(d)	4,149,000	4,100,146
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 8.626% 11/15/2036 (b)(c)(d)	1,134,000	1,118,001
Swch Coml Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 8.5463% 3/15/2042 (b)(c)(d)	7,802,000	7,767,787
UBS Commercial Mortgage Trust Series 2012-C1 Class E, 5% 5/10/2045 (b)(d)	1,432,663	1,345,829
UBS Commercial Mortgage Trust Series 2012-C1 Class F, 5% 5/10/2045 (b)(d)(e)	2,484,000	781,048
UBS Commercial Mortgage Trust Series 2018-C8 Class C, 4.6829% 2/15/2051 (d)	756,000	679,763
VASA Trust Series 2021-VASA Class F, CME Term SOFR 1 month Index + 4.0145%, 8.3265% 7/15/2039 (b)(c)(d)	3,009,000	2,198,428
VASA Trust Series 2021-VASA Class G, CME Term SOFR 1 month Index + 5.1145%, 9.4265% 7/15/2039 (b)(c)(d)(e)	693,000	376,380
Wells Fargo Commercial Mortgage Trust Series 2015-NXS4 Class D, 3.6743% 12/15/2048 (d)	1,834,000	1,715,692
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class D, 3% 8/15/2049 (b)	1,526,000	820,642
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class C, 4.4036% 11/15/2049 (d)	1,262,000	1,209,597
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class D, 3.059% 11/15/2049 (b)	1,250,000	1,100,700
Wells Fargo Commercial Mortgage Trust Series 2018-C44 Class D, 3% 5/15/2051 (b)	3,949,000	3,075,589
Wells Fargo Commercial Mortgage Trust Series 2019-C49 Class B, 4.546% 3/15/2052	450,000	433,021
Wells Fargo Commercial Mortgage Trust Series 2019-C49 Class C, 4.866% 3/15/2052 (d)	3,863,000	3,681,162
Wells Fargo Commercial Mortgage Trust Series 2019-C53 Class B, 3.514% 10/15/2052	1,459,000	1,333,431
Wells Fargo Commercial Mortgage Trust Series 2020-C57 Class D, 2.5% 8/15/2053 (b)	2,108,000	1,642,368
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class A4, 2.342% 8/15/2054	2,703,000	2,324,806
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class D, 2.5% 8/15/2054 (b)	761,000	561,408
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE Class D, CME Term SOFR 1 month Index + 2.6145%, 7.0265% 2/15/2040 (b)(c)(d)	1,000,000	1,004,592
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE Class E, CME Term SOFR 1 month Index + 3.7645%, 8.1765% 2/15/2040 (b)(c)(d)	450,400	452,412
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class E, 7.8268% 7/15/2035 (b)(d)	1,742,000	1,763,923
Wells Fargo Commercial Mortgage Trust Series 2024-5C2 Class C, 6.3336% 11/15/2057 (d)	757,000	780,784
WF-RBS Commercial Mortgage Trust Series 2011-C3 Class D, 6.0497% 3/15/2044 (b)(d)(e)	1,284,756	513,260
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class D, 4.9946% 6/15/2044 (b)(d)	1,170,692	1,100,463
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class E, 4.9946% 6/15/2044 (b)(d)	1,274,000	1,156,231
WF-RBS Commercial Mortgage Trust Series 2011-C4I Class G, 5% 6/15/2044 (d)(e)	1,252,600	413,514
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.0639% 3/15/2045 (b)(d)	4,999,000	3,371,614
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class D, 3.9669% 5/15/2045 (b)(d)	1,213,020	1,072,135
WF-RBS Commercial Mortgage Trust Series 2013-C16 Class D, 4.615% 9/15/2046 (b)(d)	364,910	339,378
WFCM Series 2022-C62 Class A4, 4% 4/15/2055	2,074,000	1,947,800
WFCM Series 2022-C62 Class D, 2.5% 4/15/2055 (b)	2,352,000	1,584,699
Worldwide Plaza Trust Series 2017-WWP Class F, 3.5955% 11/10/2036 (b)(d)	1,695,000	137,391
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.516% 6/5/2035 (b)(d)	1,638,000	1,527,295
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.516% 6/5/2035 (b)(d)	4,354,000	4,021,222
TOTAL UNITED STATES		670,385,024
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $720,748,152)		670,385,024

Non-Convertible Corporate Bonds - 4.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.2%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Times Square Hotel Trust 8.528% 8/1/2026 (b)	679,156	682,738
Real Estate - 4.2%
Diversified REITs - 0.4%
Safehold GL Holdings LLC 6.1% 4/1/2034	2,792,000	2,905,959
Health Care REITs - 0.1%
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (b)	955,000	979,917
Real Estate Management & Development - 0.7%
Americold Realty Operating Partnership LP 5.409% 9/12/2034	1,625,000	1,598,470
Essex Portfolio LP 5.5% 4/1/2034	2,574,000	2,621,448
Extra Space Storage LP 5.4% 2/1/2034	1,545,000	1,564,753
		5,784,671
Residential REITs - 1.6%
American Homes 4 Rent LP 5.5% 2/1/2034	4,900,000	4,973,665
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	540,000	506,928
Invitation Homes Operating Partnership LP 5.5% 8/15/2033	2,455,000	2,494,389
Sun Communities Operating LP 4.2% 4/15/2032	450,000	421,880
Sun Communities Operating LP 5.7% 1/15/2033	3,390,000	3,470,347
		11,867,209
Retail REITs - 0.3%
NNN REIT Inc 5.6% 10/15/2033	2,485,000	2,540,955
Specialized REITs - 1.1%
American Tower Corp 4.05% 3/15/2032	1,785,000	1,686,521
American Tower Corp 5.45% 2/15/2034	1,100,000	1,123,529
American Tower Corp 5.65% 3/15/2033	2,000,000	2,063,148
Iron Mountain Inc 6.25% 1/15/2033 (b)	3,250,000	3,268,762
		8,141,960
TOTAL REAL ESTATE		32,220,671

TOTAL UNITED STATES		32,903,409
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $31,837,910)		32,903,409

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Crest Dartmouth Street 0% (b)(d)(e)(i) (Cost $2,796,600)	3,100,000	30

Money Market Funds - 6.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j) (Cost $48,831,277)	4.35	48,821,512	48,831,277

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $846,126,200)	783,778,084
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(9,568,790)
NET ASSETS - 100.0%	774,209,294

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $547,293,200 or 70.7% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Level 3 security
(f)	Non-income producing - Security is in default.
(g)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	Non-income producing
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	26,339,434	122,217,977	99,726,134	416,105	-	-	48,831,277	48,821,512	0.1%
Total	26,339,434	122,217,977	99,726,134	416,105	-	-	48,831,277	48,821,512

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Credit and Liquidity Risk
The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities. As these securities have a higher degree of sensitivity to changes in economic conditions, including real estate values, the risk of default is higher, and the liquidity and/or value of such securities may be adversely affected.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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